Related Party Transactions (Detail 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,777	$ 2,296	$ 2,719
Directors' fees	576	634	479
Share-based compensation	713	0	0
Total	$ 3,066	$ 2,930	$ 3,198